DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS
DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Details of the allocations of costs incurred by Brookfield on behalf of our partnership are disclosed in Note 24. Key decision makers of the partnership are all employees of the ultimate parent company or its subsidiaries, which provides management services under the master services agreement with Brookfield.
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of sales and compensation. The following table lists direct operating costs for the year ended 2018, 2017, and 2016 by nature:

(US$ MILLIONS)	2018	2017	2016
Cost of sales	$31,539	$20,276	$6,021
Compensation	2,530	1,568	1,346
Property taxes, sales taxes and other	65	32	19
Total	$34,134	$21,876	$7,386

Inventories recognized as cost of sales for the year ended December 31, 2018 amounted to $21,421 million (2017: $12,701 million, 2016: $1,017 million).